Baird Equity Opportunity Fund
Schedule of Investments
September 30, 2025 (Unaudited)

COMMON STOCKS - 96.2%		Shares	Value
Aerospace & Defense - 4.0%
Cadre Holdings, Inc.		86,334	$3,152,054

Building Products - 3.3%
Hayward Holdings, Inc. (a)		168,213	2,543,381

Chemicals - 0.7%
Neo Performance Materials, Inc.		37,826	539,517

Construction & Engineering - 2.8%
Valmont Industries, Inc.		5,661	2,194,940

Consumer Staples Distribution & Retail - 0.5%
Chefs' Warehouse, Inc. (a)		6,377	371,970

Diversified Consumer Services - 5.1%
ADT, Inc.		145,012	1,263,054
Mister Car Wash, Inc. (a)		508,218	2,708,802
			3,971,856

Diversified Telecommunication Services - 3.0%
Globalstar, Inc. (a)		63,459	2,309,273

Electronic Equipment, Instruments & Components - 3.1%
Teledyne Technologies, Inc. (a)		4,108	2,407,452

Energy Equipment & Services - 2.4%
Oceaneering International, Inc. (a)		77,180	1,912,520

Entertainment - 3.6%
Madison Square Garden Sports Corp. (a)		12,254	2,781,658

Financial Services - 2.4%
Chime Financial, Inc. - Class A (a)		68,148	1,374,545
Global Payments, Inc.		5,920	491,834
			1,866,379

Ground Transportation - 1.2%
Saia, Inc. (a)		3,199	957,653

Health Care Equipment & Supplies - 2.5%
Merit Medical Systems, Inc. (a)		23,841	1,984,286

Health Care Providers & Services - 6.3%
HealthEquity, Inc. (a)		31,191	2,955,971
NeoGenomics, Inc. (a)		250,216	1,931,668
			4,887,639

Health Care Technology - 3.5%
Phreesia, Inc. (a)		114,968	2,704,047

Hotels, Restaurants & Leisure - 12.2%
Norwegian Cruise Line Holdings Ltd. (a)		151,087	3,721,273
Sportradar Group AG - Class A (a)		183,517	4,936,607
Sweetgreen, Inc. - Class A (a)		111,426	889,180
			9,547,060

Interactive Media & Services - 4.4%
ZoomInfo Technologies, Inc. (a)(b)		312,778	3,412,408

Leisure Products - 0.7%
Clarus Corp.		160,005	560,018

Machinery - 3.5%
RBC Bearings, Inc. (a)(g)		7,011	2,736,323

Professional Services - 3.1%
Equifax, Inc.		9,316	2,389,833

Semiconductors & Semiconductor Equipment - 6.1%
Astera Labs, Inc. (a)(b)		8,908	1,744,187
Universal Display Corp.		20,932	3,006,463
			4,750,650

Software - 21.8%
BILL Holdings, Inc. (a)(b)(g)		92,467	4,897,977
Blackbaud, Inc. (a)		25,348	1,630,130
Confluent, Inc. - Class A (a)(b)		108,206	2,142,479
Gitlab, Inc. - Class A (a)		32,881	1,482,275
NCR Voyix Corp. (a)(b)		544,980	6,839,499
			16,992,360
TOTAL COMMON STOCKS (Cost $65,447,513)			74,973,277

EXCHANGE TRADED FUNDS - 2.7%		Shares	Value
SPDR S&P Biotech ETF		20,579	2,062,016
TOTAL EXCHANGE TRADED FUNDS (Cost $1,796,351)			2,062,016

PURCHASED OPTIONS - 0.4%	Notional Amount	Contracts	Value
Call Options - 0.4%(c)(d)			$–
ADT, Inc., Expiration: 02/20/2026; Exercise Price: $10.00	$290,914	334	8,016
BILL Holdings, Inc., Expiration: 01/16/2026; Exercise Price: $50.00 (b)	905,787	171	123,120
Confluent, Inc., Expiration: 01/16/2026; Exercise Price: $21.00 (b)	679,140	343	76,489
Global Payments, Inc., Expiration: 01/16/2026; Exercise Price: $100.00	2,135,156	257	55,898
NCR Voyix Corp., Expiration: 10/17/2025; Exercise Price: $10.00 (b)	210,840	168	44,100
Norwegian Cruise Line Holdings Ltd., Expiration: 10/03/2025; Exercise Price: $26.00	825,105	335	2,010
ZoomInfo Technologies, Inc., Expiration: 12/19/2025; Exercise Price: $12.50 (b)	408,034	374	20,570
TOTAL PURCHASED OPTIONS (Cost $266,887)			330,203

SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 0.7%		Shares	Value
First American Government Obligations Fund - Class U, 4.07%(e)		546,014	546,014
TOTAL MONEY MARKET FUNDS (Cost $546,014)			546,014

TOTAL INVESTMENTS - 100.0% (Cost $68,056,765)			77,911,510
Liabilities in Excess of Other Assets - 0.2% (f)			(9,926)
TOTAL NET ASSETS - 100.0%	0.0%	0.0%	$77,901,584
two			–%
Percentages are stated as a percent of net assets.			–%

The Global Industry Classification Standard ("GICS®") was developed by and/or is the exclusive property of MSCI, Inc. ("MSCI") and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

(a)	Non-income producing security.
(b)	Held in connection with written option contracts. See Schedule of Written Options for further information.
(c)	100 shares per contract.
(d)	Exchange-traded.
(e)	The rate shown represents the 7-day annualized yield as of September 30, 2025.
(f) (g)
Represents less than 0.05% of net assets.
All or a portion of security has been pledged as collateral. The total value of assets committed as collateral as of September 30, 2025 is $4,438,275 which represents 5.7% of net assets.

Baird Equity Opportunity Fund
Schedule of Written Options
September 30, 2025 (Unaudited)

WRITTEN OPTIONS - (0.2)% (a)(b)	Notional Amount	Contracts	Value
Call Options - (0.2)%
Astera Labs, Inc., Expiration: 10/17/2025; Exercise Price: $175.00	$(959,420)	(49)	$(110,250)
BILL Holdings, Inc., Expiration: 01/16/2026; Exercise Price: $65.00	(905,787)	(171)	(34,029)
Confluent, Inc., Expiration: 01/16/2026; Exercise Price: $28.00	(679,140)	(343)	(24,868)
Total Call Options			(169,147)

Put Options - (0.0)% (c)
BILL Holdings, Inc., Expiration: 01/16/2026; Exercise Price: $32.50	(905,787)	(171)	(4,702)
Confluent, Inc., Expiration: 01/16/2026; Exercise Price: $13.00	(679,140)	(343)	(10,290)
NCR Voyix Corp., Expiration: 10/17/2025; Exercise Price: $10.00	(229,665)	(183)	(458)
ZoomInfo Technologies, Inc., Expiration: 10/17/2025; Exercise Price: $10.00	(368,758)	(338)	(3,380)
Total Put Options			(18,830)
TOTAL WRITTEN OPTIONS (Premiums received $231,743)			$(187,977)

Percentages are stated as a percent of net assets.

(a)	100 shares per contract.
(b)	Exchange-traded.
(c)	Represents less than 0.05% of net assets.

Summary of Fair Value Disclosure as of September 30, 2025 (Unaudited)

Baird Equity Opportunity Fund (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of September 30, 2025:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Common Stocks	$74,973,277	$–	$–	$74,973,277
Exchange Traded Funds	2,062,016	–	–	2,062,016
Purchased Options	230,205	99,998	–	330,203
Money Market Funds	546,014	–	–	546,014
Total Investments	$77,811,512	$99,998	$–	$77,911,510

Liabilities:
Investments:
Written Options	$(144,279)	$(43,698)	$–	$(187,977)
Total Investments	$(144,279)	$(43,698)	$–	$(187,977)

Refer to the Schedule of Investments and Schedule of Written Options for further disaggregation of investment categories.

 Changes in valuation techniques may result in transfers into or out of assigned levels within the fair value hierarchy. There were no transfers into or out of Level 3 during the reporting period, as compared to the security classifications from the prior year’s core financial statements.